Basis of preparation - Consolidated financial statements (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Basis of preparation
Revenue	€ 111	€ 85
Operating profit	66	(87)
Profit for the financial period	(169)	(123)
Net assets	981	814
Equity attributable to owners of the parent	913	777
Non-controlling interests	68	37
Gains (losses) on net monetary position	€ 360	€ 198